Finance Income and Expenses	12 Months Ended
Mar. 31, 2024
Borrowing costs [abstract]
Finance Income and Expenses	Finance Income and Expenses

	JPY (millions) For the Year Ended March 31
	2022	2023	2024
Finance Income:
Interest income
Interest income from financial assets measured at amortized cost	¥3,880	¥4,187	¥8,850
Interest income from financial assets measured at fair value through P&L	700	1,318	2,442
Interest income on sublease	11	3	1
Total interest income	4,591	5,508	11,293
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period	8	6	—
Dividend income from financial assets measured at fair value through OCI and held at end of the period	164	267	335
Total dividend income	172	273	335
Gain on derivative financial assets – Foreign currency exchange	—	4,476	31,053
Gain on derivative financial assets – Warrants	—	15,896	—
Gain on derivative financial assets – Virtual power purchase agreement	—	6,843	3,393
Gain on derivative financial assets – Cross currency interest rate swap	—	—	4,144
Remeasurement to fair value of pre-existing interest in an acquiree	8,482	22,416	—
Other	10,455	7,501	1,875
Total	¥23,700	¥62,913	¥52,093

Finance Expenses:
Interest expense
Interest expense on financial debt	¥108,498	¥100,393	¥98,710
Interest expense on lease liabilities	13,934	16,580	20,826
Total interest expense	122,432	116,973	119,535
Loss on derivative financial assets – Foreign currency exchange	2,112	—	—
Loss on derivative financial assets – Warrants	20,483	—	—
Loss on derivative financial assets – Virtual power purchase agreement	—	6,843	3,393
Loss on foreign currency exchange, net	1,791	14,205	44,665
Hyperinflation effect expense	3,698	12,256	18,160
Other	16,091	19,421	34,096
Total	¥166,607	¥169,698	¥219,850